Liability And Equity Components Of Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-Term Debt And Capital Lease Obligations [Line Items]
Liability component, Principal	$ 149,940
Liability component, Unamortized discount	(3,073)
Equity component (recorded in "Additional paid-in capital")	18,019
3 3/4% Senior Subordinated Convertible Notes Due 2012
Long-Term Debt And Capital Lease Obligations [Line Items]
Balance of 3 3/4% convertible notes due 2012	$ 146,867